Long-Term Debt - Silicon Valley Bank Financing (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jan. 09, 2023
Long-Term Debt
Additional deferred financing costs	$ 26	$ 576
Revolving Credit Facility | Silicon Valley Bank
Long-Term Debt
Borrowing capacity			$ 5,000
Additional incremental borrowing capacity			2,500
Maximum borrowing capacity			$ 7,500
Additional deferred financing costs		300
Write-off of deferred financing costs		$ 300